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                THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                     ON THE FORM 13F FILED ON MAY 17, 2004
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                   THAT REQUEST EXPIRED ON FEBRUARY 14, 2005

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------------------

Check here if Amendment [X  ]; Amendment Number: 4
                                                ---------------------
    This Amendment (Check only one.):           [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 420
          Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark D. Lerner
Title:    Vice President
Phone:    (410) 602-0195

Signature, Place, and Date of Signing:

          /s/ Mark D. Lerner                 Baltimore, Maryland                   2/14/05
          -----------------------------      --------------------------------   ---------------
                     [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------

Form 13F Information Table Entry Total:    5
                                           ------------------------

Form 13F Information Table Value Total:    $76,952
                                            -----------------------
                                                 (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

-------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
-------------------------------------------------------------------------------

                                                      FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
Cotton States Life Insu    Common          221774102    1,051     52,400    SH           SOLE         SOLE

Millennium Chemicals       Common          599903101    1,908    127,700    SH           SOLE         SOLE

Unisource Energy Corp      Common          909205106   21,644    880,900    SH           SOLE         SOLE

Waypoint Financial         Common          946756103    1,277     47,600    SH           SOLE         SOLE

WellPoint Health           Common          94973H108   51,072    449,100    SH           SOLE         SOLE